Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted (loss) per share	$ (1.56)	$ (1.69)	$ (0.81)
Weighted average number of shares outstanding diluted	18,574,484	18,394,886	17,859,713